INCOME TAXES (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Deferred tax assets	$ 7,892	$ 873	$ 3,065
Less Valuation allowance	(7,892)	(873)	(3,065)
Net deferred tax assets	0	0	0
Canada [Member]
Deferred tax assets	0	288	763
Hong Kong [Member]
Deferred tax assets	518	428	546
PRC [Member]
Deferred tax assets	$ 7,374	$ 157	$ 1,756